Off balance sheet commitments - Summary of Amount of Guarantees Given and Received (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Guarantees received
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 1,149	€ 964	€ 703
Guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	3,794	3,291	3,103
Guarantees provided to banks in connection with credit facilities
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,042	695	1,263
Other guarantees given
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 2,752	€ 2,596	€ 1,840